Quarterly Report
May 31, 2019
MFS®  Value Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 6.2%
Honeywell International, Inc.	5,931,068	$974,533,783
Lockheed Martin Corp.	1,308,860	443,101,465
Northrop Grumman Corp.	2,831,336	858,602,642
United Technologies Corp.	4,260,260	538,070,838
		$2,814,308,728
Alcoholic Beverages – 1.5%
Diageo PLC	15,647,634	$657,867,576
Apparel Manufacturers – 0.2%
Hanesbrands, Inc.	5,179,223	$76,911,462
Automotive – 1.0%
Aptiv PLC	4,934,554	$316,008,838
Harley-Davidson, Inc.	1,476,249	48,302,867
Lear Corp.	682,530	81,241,546
		$445,553,251
Broadcasting – 1.1%
Omnicom Group, Inc.	6,274,782	$485,417,136
Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	1,023,039	$425,134,087
NASDAQ, Inc.	5,735,200	519,838,528
T. Rowe Price Group, Inc.	2,126,311	215,055,094
		$1,160,027,709
Business Services – 7.6%
Accenture PLC, “A”	8,134,427	$1,448,497,416
Amdocs Ltd.	1,707,409	101,454,243
Cognizant Technology Solutions Corp., “A”	3,230,051	200,037,058
DXC Technology Co.	2,881,540	136,988,412
Equifax, Inc.	3,166,215	382,795,393
Fidelity National Information Services, Inc.	5,001,510	601,681,653
Fiserv, Inc. (a)	6,831,193	586,526,231
		$3,457,980,406
Cable TV – 3.0%
Comcast Corp., “A”	32,704,539	$1,340,886,099
Chemicals – 3.1%
3M Co.	2,580,125	$412,174,969
DowDuPont, Inc. (a)	6,182,193	188,680,530
PPG Industries, Inc.	7,741,857	810,185,335
		$1,411,040,834
Construction – 1.9%
Sherwin-Williams Co.	1,002,560	$420,523,792
Stanley Black & Decker, Inc.	3,616,844	460,134,894
		$880,658,686
Consumer Products – 1.3%
Colgate-Palmolive Co.	1,411,699	$98,282,484
Kimberly-Clark Corp.	1,289,842	164,957,893
Procter & Gamble Co.	918,237	94,495,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	2,747,328	$220,485,626
		$578,221,773
Electrical Equipment – 1.7%
HD Supply Holdings, Inc. (a)	2,281,040	$94,640,350
Johnson Controls International PLC	18,027,053	694,402,081
		$789,042,431
Electronics – 2.6%
Analog Devices, Inc.	3,364,210	$325,049,970
Texas Instruments, Inc.	8,265,265	862,149,792
		$1,187,199,762
Energy - Independent – 1.2%
EOG Resources, Inc.	3,617,183	$296,174,944
Occidental Petroleum Corp.	2,657,710	132,274,227
Pioneer Natural Resources Co.	798,677	113,380,187
		$541,829,358
Energy - Integrated – 1.5%
Chevron Corp.	3,220,974	$366,707,890
Exxon Mobil Corp.	4,609,302	326,200,302
		$692,908,192
Food & Beverages – 4.2%
Archer Daniels Midland Co.	6,276,854	$240,529,045
Danone S.A.	2,792,775	222,764,315
General Mills, Inc.	3,550,545	175,538,945
J.M. Smucker Co.	1,663,911	202,265,021
Nestle S.A.	8,157,597	810,191,677
PepsiCo, Inc.	2,061,080	263,818,240
		$1,915,107,243
Health Maintenance Organizations – 1.4%
Cigna Corp.	4,366,887	$646,386,614
Insurance – 7.9%
Aon PLC	5,895,973	$1,061,687,858
Chubb Ltd.	6,526,726	953,358,867
Marsh & McLennan Cos., Inc.	2,259,045	215,964,702
MetLife, Inc.	8,073,489	373,075,926
Travelers Cos., Inc.	6,839,575	995,636,933
		$3,599,724,286
Machinery & Tools – 3.7%
Eaton Corp. PLC	6,677,592	$497,413,828
Illinois Tool Works, Inc.	4,960,687	692,710,333
Ingersoll-Rand Co. PLC, “A”	4,095,656	484,679,931
		$1,674,804,092
Major Banks – 11.1%
Bank of New York Mellon Corp.	8,990,306	$383,796,163
Goldman Sachs Group, Inc.	3,823,768	697,799,422
JPMorgan Chase & Co.	19,461,940	2,062,187,162
PNC Financial Services Group, Inc.	4,869,006	619,629,704
State Street Corp.	5,566,615	307,555,479
Wells Fargo & Co.	21,665,090	961,280,043
		$5,032,247,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.7%
McKesson Corp.	2,506,071	$306,091,512
Medical Equipment – 7.2%
Abbott Laboratories	7,822,390	$595,518,551
Danaher Corp.	6,218,232	820,868,806
Medtronic PLC	13,436,999	1,243,997,368
Thermo Fisher Scientific, Inc.	2,294,140	612,489,497
		$3,272,874,222
Oil Services – 1.0%
Schlumberger Ltd.	12,855,573	$445,959,827
Other Banks & Diversified Financials – 6.3%
American Express Co.	3,158,885	$362,355,698
BB&T Corp.	12,045,951	563,148,209
Citigroup, Inc.	15,560,774	967,102,104
U.S. Bancorp	19,438,732	975,824,347
		$2,868,430,358
Pharmaceuticals – 7.7%
Johnson & Johnson	12,180,507	$1,597,473,493
Merck & Co., Inc.	6,573,226	520,665,232
Novartis AG	1,282,527	110,287,715
Pfizer, Inc.	26,405,810	1,096,369,231
Roche Holding AG	733,229	192,414,879
		$3,517,210,550
Printing & Publishing – 0.8%
Moody's Corp.	1,969,034	$360,096,938
Railroad & Shipping – 1.9%
Canadian National Railway Co.	3,201,826	$283,649,765
Union Pacific Corp.	3,542,209	590,769,617
		$874,419,382
Real Estate – 0.4%
Public Storage, Inc., REIT	827,619	$196,874,008
Telephone Services – 0.5%
Verizon Communications, Inc.	4,035,488	$219,328,773
Tobacco – 2.1%
Altria Group, Inc.	4,857,406	$238,304,338
Philip Morris International, Inc.	9,217,554	710,949,940
		$949,254,278
Trucking – 0.3%
United Parcel Service, Inc., “B”	1,610,199	$149,619,691
Utilities - Electric Power – 5.1%
Duke Energy Corp.	10,111,184	$865,618,462
FirstEnergy Corp.	11,493,031	473,972,598
Southern Co.	14,367,404	768,656,114
Xcel Energy, Inc.	3,980,102	228,219,049
		$2,336,466,223
Total Common Stocks		$44,884,749,373

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.46% (v)	396,077,004	$396,077,004

Other Assets, Less Liabilities – 0.3%		126,261,492
Net Assets – 100.0%		$45,407,087,869
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $396,077,004 and $44,884,749,373, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$42,387,087,821	$—	$—	$42,387,087,821
Switzerland	110,287,715	1,002,606,556	—	1,112,894,271
United Kingdom	878,353,201	—	—	878,353,201
Canada	283,649,765	—	—	283,649,765
France	222,764,315	—	—	222,764,315
Mutual Funds	396,077,004	—	—	396,077,004
Total	$44,278,219,821	$1,002,606,556	$—	$45,280,826,377
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$372,957,411	$3,853,098,064	$3,829,949,956	$617	$(29,132)	$396,077,004
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,117,870	$—